Earnings per Share (Details Narrative) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted stock units	881,213	1,316,711	1,549,825